INCOME TAXES - Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	$ 7,796	$ 0
Net deferred income tax liabilities	(203,790)	(133,645)
Mining interests and plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(201,389)	(197,172)
Environmental rehabilitation provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	14,310	15,561
Financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	206	0
Net deferred income tax liabilities	50	325
Employee provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	2,148	0
Net deferred income tax liabilities	(23,635)	(22,189)
Loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	6,117	0
Net deferred income tax liabilities	12,861	73,134
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(4,666)	(5,346)
Mark to market adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	(753)	0
Net deferred income tax liabilities	(3,354)	(4,076)
Corporate minimum tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	0	2,403
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(1,016)	(1,583)
Employee provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	3,483	5,069
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	78	0
Net deferred income tax liabilities	$ (434)	$ 229